Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll and employee expenses	$ 17,102	$ 3,011
Accrued taxes	7,284	3,070
Customer deposits	530	0
Accrued interest	3,557	782
Accrued IPO costs	1,687	0
Other accrued liabilities	3,669	528
Total accrued expenses	$ 33,829	$ 7,391